Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share (Parentheticals) - $ / shares	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2020	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Class A [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share (Parentheticals) [Line Items]
Basic and diluted weighted average shares	17,250,000	17,250,000		17,250,000	16,291,667	16,776,099
Basic and diluted net income (loss) per share	$ (0.04)	$ (0.13)		$ 0.23	$ (0.07)	$ (0.02)
Class B [Member]
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share (Parentheticals) [Line Items]
Basic and diluted weighted average shares	4,312,500	4,312,500		4,312,500	4,281,250	4,297,047
Basic and diluted net income (loss) per share	$ (0.04)	$ (0.13)	$ 0.00	$ 0.23	$ (0.07)	$ (0.02)